Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Carrying Value of Long Term Debt Instruments
(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2022	2021
3.050% Senior notes (1),(2)	August 27, 2020	August 27, 2060	US$ 1,155	$1,559	$1,455
5.375% Senior notes (1),(3)	March 4, 2016	March 4, 2046	US$ 750	1,004	939
3.703% Senior notes (1),(4)	March 16, 2022	March 16, 2032	US$ 750	1,011	–
2.396% Senior notes (1),(5)	June 1, 2020	June 1, 2027	US$ 200	270	253
2.484% Senior notes (1),(5)	May 19, 2020	May 19, 2027	US$ 500	674	630
3.527% Senior notes (1),(3)	December 2, 2016	December 2, 2026	US$ 270	365	342
4.150% Senior notes (1),(3)	March 4, 2016	March 4, 2026	US$ 1,000	1,351	1,263
Total				$6,234	$4,882

(1)
These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of these senior notes into Canadian dollars.

(2)
MFC may redeem the notes in whole, but not in part, on August 27, 2025, and thereafter on every August 27 at a redemption price equal to par, together with accrued and unpaid interest. Issue costs are amortized to the earliest par redemption date.

(3)
MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond, from redemption date to the respective maturity date, plus a specified number of basis points. The specified number of basis points is as follows: 5.375% -40 bps, 3.527% - 20 bps, and 4.150% - 35 bps. Issue costs are amortized over the term of the debt.

(4)
Issued by MFC during the first quarter, interest is payable semi-annually. The Company may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond, from redemption date to December 16, 2031, plus 25 bps, together with accrued and unpaid interest. Issue costs are amortized over the term of the debt.

(5)
MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond, from redemption date to two months before the respective maturity date, plus a specified number of basis points. The specified number of basis points is as follows: 2.396% -
30
bps, and 2.484% -
30
bps. Issuance costs are amortized over the term of the debt.

Aggregate Maturities of Long-term Debt	(c) Aggregate maturities of long-term debt

As at December 31	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2022	$–	$–	$2,661	$3,573	$6,234
2021	–	–	1,605	3,277	4,882